SIGNIFICANT ACCOUNTING POLICIES - Summary of Credit Risk Exposure (Details) - Credit Risk - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 39,528	$ 55,300
Trade and other receivables (excluding prepayments)
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	8,426	4,253
Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 31,102	$ 51,047